ING EQUITY TRUST

ING FUNDS TRUST

ING MAY FLOWER TRUST

ING MUTUAL FUNDS

ING SENIOR INCOME FUND

Supplement dated October 26, 2012

to the Current Prospectuses of the

above named Trusts (“Registrants”)

The Boards of Trustees of the above named Registrants approved revising the list of eligible investors for Class I shares of the Registrants’ series to include 529 college savings plans. Effective October 26, 2012, each Registrant’s current Prospectuses are hereby revised as follows:

1.                                      The section entitled “How to Buy Shares — Class I Shares” of each Registrant’s Prospectuses, except ING Senior Income Fund, is hereby deleted in its entirety and replaced with the following:

Class I Shares

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with ING Groep; (8) ING Groep affiliates for purposes of corporate cash management; and (9) other registered investment companies.

2.                                      The section entitled “How to Buy Shares — Class I Shares” of ING Senior Income Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Class I Common Shares

Class I Common Shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with ING Groep; (8) ING Groep affiliates for purposes of corporate cash management; and (9) other registered investment companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE